American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES FUND

INVESTOR CLASS

Supplement dated May 1, 2006 * Prospectus dated March 1, 2006

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FIFTH PARAGRAPH UNDER THE HEADING THE
FUND MANAGEMENT TEAM ON PAGE 9 OF THE PROSPECTUS.

STAFFORD SOUTHWICK

Mr. Southwick, Portfolio Manager, has been a member of the team that manages New
Opportunities since joining American Century in June 2001 as an investment analyst. He became a portfolio manager in April 2006. He has a bachelor's degree in accounting from Southern Utah University and an MBA from the University of
Texas at Austin. He is a CFA charterholder.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49411 0605

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES II FUND

INVESTOR/INSTITUTIONAL/A/B/C CLASS

Supplement dated May 1, 2006 * Prospectus dated March 1, 2006

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FIFTH PARAGRAPH UNDER THE HEADING THE
FUND MANAGEMENT TEAMS ON PAGE 11 OF THE PROSPECTUS.

STAFFORD SOUTHWICK

Mr. Southwick, Portfolio Manager, has been a member of the team that manages New
Opportunities II since joining American Century in June 2001 as an investment analyst. He became a portfolio manager in April 2006. He has a bachelor's degree in accounting from Southern Utah University and an MBA from the University of
Texas at Austin. He is a CFA charterholder.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-49412 0605